Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
Schedule of capital lease commitments for revenue equipment
	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2023	$865,348	$757,088
2024	774,057	670,952
2025	473,265	410,226
Thereafter	89,368	77,464
Total	2,202,038	1,915,730
Less: amount representing interest	(286,308)
Present value of minimum lease payments	$1,915,730	$1,915,730
Less: current maturities		(757,088)
Capital lease obligations, long-term		$1,158,642

	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2022	$2,641,587	$2,267,248
2023	136,063	121,407
2024	91,323	79,305
Thereafter	-	-
Total	2,868,973	2,467,960
Less: amount representing interest	(401,013)	-
Present value of minimum lease payments	$2,467,960	$2,467,960
Less: current maturities		(2,267,248)
Capital lease obligations, long-term		$200,712

Schedule of future minimum lease payments under the non-cancellable operating lease
12 months ending December 31,
2023	298,924
2024	-
Future minimum operating lease payments	$298,924

12 months ending December 31,
2022	112,387
2023	99,899
Future minimum operating lease payments	$212,286